PUBLIC OFFERING (Details)	Dec. 17, 2020 $ / shares shares
IPO
PUBLIC OFFERING
Number of units sold	27,600,000
Purchase price, per unit (in dollars per share) | $ / shares	$ 10.10
IPO | Class A Common Stock
PUBLIC OFFERING
Number of shares in a unit	1
Number of shares issuable per warrant	1
Exercise price of warrants | $ / shares	$ 11.50
IPO | Public Warrants
PUBLIC OFFERING
Number of warrants in a unit	0.5
Over-Allotment Option
PUBLIC OFFERING
Number of units sold	3,600,000
Purchase price, per unit (in dollars per share) | $ / shares	$ 10.00